CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Class A Ordinary Shares
Ordinary stock, par value		$ 0.001	$ 0.001	$ 0.001
Class B Ordinary Shares
Ordinary stock, par value		0.001	0.001	0.001
Class C Ordinary Shares
Ordinary stock, par value		0.001	0.001	0.001
IPO
Issuance costs | ¥	¥ 46,931
Ordinary Shares
Ordinary stock, par value		$ 0.001	$ 0.001	$ 0.001